COVER LETTER

March 2, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund
(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust” or the “Registrant”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 103 to the Trust’s Registration Statement under the Securities Act and Amendment No. 88 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

In accordance with IM Guidance Update 2016-06, the Registrant requests selective review of this filing in accordance with the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar to the Registrant’s filing on Form N-1A filed pursuant to Rule 485(b) of the Securities Act on April 28, 2017 (SEC Accession No. 0001193125-17-148618) (the “Prior Filing”).

This Amendment is being filed primarily in connection with the following: (i) to reflect a change in subadviser for the MML Income & Growth Fund; (ii) to reflect a change to the name test for the MML Equity Income Fund; and (iii) to reflect a change to the name test for the MML Mid Cap Value Fund. In addition, this Amendment incorporates other changes made since the Prior Filing. The anticipated effective date is May 1, 2018.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect December 31, 2017 information, but instead still reflect December 31, 2016 information.

Please address any questions or comments to the undersigned at (860) 562-2130. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund